Long-Term Investments, Net	12 Months Ended
May 31, 2025
Schedule of Investments [Abstract]
Long-Term Investments
10.	LONG-TERM INVESTMENTS, NET
Long-term investments, net, consisted of the following:

	As of May 31,
	2024	2025
	US$	US$
Equity securities with readily determinable fair value:
Mobvoi Inc. (“Mobvoi”) (a)	15,840	1,374
Sunlands Online Education Group (“Sunlands”) (b)	8,091	6,319
Other investments	1,096	158

Subtotal	25,027	7,851

Equity securities without readily determinable fair value:
Xizang Songtsam Green Valley Cultural Tourism Co., Ltd. (“Songtsam”) (c)	—	58,717
EEO Education Technology Co., Ltd. (“EEO”) (d)	9,312	9,312
Other investments (e)	14,347	14,444

Subtotal	23,659	82,473

Equity method investments:
VM EDU Fund I, L.P.(f)	51,383	48,345
New Oriental Education and Culture Industry Fund (Zhangjiagang) Partnership (Limited Partnership) (“Education Industry Fund”) (g)	44,272	38,592
Thaiwoo Enterprise Management Co., Ltd (“Thaiwoo Management”) (h)	41,761	50,180
Other investments (i)	33,933	30,501

Subtotal	171,349	167,618

Available-for-sale investments:
Shanghai Golden Education & Training Co., Ltd. (“Golden Finance”) (j)	52,130	46,729
Happy_seed (Cayman) Ltd. (“Happy Seed”) (k)	20,183	20,183
Tianjin Uhozz Internet Technology Co., Ltd. (“Uhozz”) (l)	17,890	17,890
Other available-for-sale investments (m)	45,574	45,737

Subtotal	135,777	130,539

	355,812	388,481

(a)
In September 2020, the Group invested 2.3%
equity interests in Mobvoi, a company engaged in providing AI-generated content solutions, AI enterprise solutions, smart devices and accessories with generative AI and voice interaction technologies. The Group accounted for the investment as equity securities without readily determinable fair value as Mobvoi is a private company without readily determinable fair value. On April 24, 2024, Mobvoi Inc. completed Initial Public Offering (“IPO”) on the Stock Exchange of Hong Kong Limited, and the Group started to account for the investment as equity securities with readily determinable fair value. For the year ended May 31, 2024, the fair value change related to the investment in Mobvoi Inc. was
US$12,760.
For the year ended May 31, 2025, with the stock price of Mobvoi fluctuated, loss of
US$14,028
was recorded in (loss)/gain from fair value change of investments on the Group’s consolidated statements of operations.

(b)
For the years ended May 31, 2023, 2024 and 2025,
as
 the stock price of Sunlands fluctuated, loss of US$1,883,
gain of

US$4,503
and loss of
 US$1,772
were recorded in (loss)/gain from fair value change of investments on the Group’s consolidated statements of operations, respectively.

(c)
In September 2024, the Group invested 12.4% equity interests in Songtsam, a company engaged in the business of culture, tourism and accommodation and catering services. In November 2024, the Group acquired another additional
6.0%
equity interests from other third parties. The Group accounted for the investment as equity securities without readily determinable fair value as Songtsam is a private company without readily determinable fair value and the investment is with liquidation preference.
 For the year ended May 31, 2025
, no impairment loss was recorded from this investment.

(d)
In April 2017, the Group acquired 10% equity interests in EEO, a company engaged in the business of developing on-line
classroom product. The Group accounted for the investment as equity securities without readily determinable fair value as EEO is a private company without readily determinable fair value. For the years ended May 31, 2023, 2024 and 2025, no impairment loss was recorded from this investment.

(e)
The Group holds several insignificant investments in third-party private companies and has no ability to exercise significant influence over the investees. Those investments were accounted for using the measurement alternative when there is no readily determinable fair value for the investments. The Group recorded nil, US$4,358 and US$803 impairment loss on these investments for the years ended May 31, 2023, 2024 and 2025, respectively.

(f)
In June 2019, VM EDU Fund I, L.P., a market-driven investment entity, was established. The Group participates in VM EDU Fund I, L.P. as a limited partner and invested US$48,345 in VM EDU Fund I, L.P. as of May 31, 2025. The Group accounts for the investment under the equity method in accordance with Equity Method of Accounting (“ASC 323”) because the Group is a limited partner and owns 49.7% interest in VM EDU Fund I, L.P.

(g)
In July 2018, Education Industry Fund was established. There are two general partners in the fund, which include an entity invested by Mr. Yu and an unrelated third party. The Group participates in Education Industry Fund as a limited partner and invested US$38,592 in Education Industry Fund as of May 31, 202
5
. The Group accounts for the investment under the equity method in accordance with ASC 323, because the Group is a limited partner and owns 36.3% interest in Education Industry Fund.

(h)
In January 2024, the Group invested in Thaiwoo Management, a company engaged in the business of real estate and ski resort operation, with a consideration of US$55,574. The Group accounts for the investment under the equity method in accordance with ASC 323 because the Group has significant influence and owns 35.0% interest in Thaiwoo Management.

(i)
The Group holds from 5.5% to 49.0% equity interests in other 8 third-party companies through investments in their common shares or in-substance
common shares as of May 31, 202
5
. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees. For the years ended May 31, 2023, 2024 and 2025, the Group recorded impairment loss of US$3,892, nil and nil, respectively.

(j)
In April 2015, the Group invested 9.8% equity interests in Golden Finance, a company engaged in training program business associated with finance and business management. In November 2015, the Group further subscribed 9.8% equity interests. In May 2019, the Group disposed of 7.2% equity interests for a total consideration of US$33,156. The Group accounts for the investment as available-for-sale
investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.

(k)
In August 2019, the Group invested 6.4% equity interests in Happy Seed, a company engaged in cultivating logical thinking skill. In September 2020, the Group further subscribed additional 1.6% equity interests. The Group accounts for the investment as available-for-sale
investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.

(l)
In May 2015, the Group invested in Uhozz, a company providing oversea rental agency services, for a 10.0% equity interests with redemption and liquidation preferences. In March 2018, the Group further subscribed to 15.2% series B preferred shares. The Group accounted for the investment as available-for-sale
investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.

(m)
Other available-for-sale investments represent several insignificant individual investments classified as available-for-sale investments as of May 31, 2024 and 2025. Realized gains of nil and US$244
were recorded in realized gain from long-term investments for the years ended May 31, 2024 and 2025, respectively. The Group recorded
 US$11,693 and US$4,412
impairment loss on these investments for the years ended May 31, 2024 and 2025, respectively.

The Group recognized impairment losses from long-term investments amounting to US$8,056, US$30,007 and US$5,215 for the years ended May 31, 2023, 2024 and 2025, respectively, as the Group believ es
the carrying value of these investments were no longer recoverable.